Condensed Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020
Revenues
Insurance brokerage commissions		$ 295,343		$ 638,574
Securities brokerage commissions and fees		1,178,062		565,517
Market making commissions and fees		1,069,656		2,717,614
Trading gains		1,466,873		2,337,607
Interest and other (Note 5)		(409,637)		171,204
Gross profit		3,600,297		6,430,516
Expenses
Commissions and fees		1,189,243		762,061
Compensation and benefits		2,383,547		1,486,160
Occupancy		347,660		323,224
Communication and technology		947,292		469,662
Cost of crypto mining (inclusive of depreciation)		219,662
General and administrative		630,059		292,788
Professional fees		990,011		153,853
Services fees		2,474,122		231,785
Interest		942,264		79,343
Depreciation		279,680		21,992
Marketing		553,758		199,948
Payment service charge		292,630
Other operating		19,474		32,502
Total operating expenses		11,269,402		4,053,318
(Loss) income from operations		(7,669,105)		2,377,198
Change in fair value of warrant liabilities		(2,411,429)		414,440
(Loss) income before income taxes		(10,080,534)		2,791,638
Income tax expense		(54,367)		(3,321)
Net (loss) income		(10,134,901)	[1]	2,788,317
Net loss attributable to non-controlling interests		36,227
Net (loss) income attributable to LGHL		(10,098,674)		2,788,317
Deemed dividend on the effect of the down round features		(1,021,500)
Deemed dividends on preferred shares		(1,562,905)
Net (loss) income attributable to LGHL ordinary shareholders		$ (12,683,079)		$ 2,788,317
(Loss) earnings per share for both Class A and Class B - basic and diluted (in Dollars per share)	[2]	$ (0.47)		$ 0.37
Weighted average Class A ordinary shares outstanding - basic and diluted (in Shares)	[2]	22,690,522		3,511,891
Weighted average Class B ordinary shares outstanding - basic and diluted (in Shares)	[2]	4,041,875		3,949,993
Net (loss) income		$ (10,134,901)	[1]	$ 2,788,317
Other comprehensive (loss) income
Foreign currency translation adjustment		(25,065)		20,560
Comprehensive (loss) income		$ (10,159,966)		$ 2,808,877

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1
[2]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1